Financial instruments and risk management - Summary of Credit Quality of Financial Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost	£ 284	£ 16,612
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost	512	17,527
Credit Risk | Trade Receivables
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost	228	915
Credit Risk | Financial Assets at Amortised Cost - Non-current
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost	£ 284	284
Credit Risk | Financial Assets at Amortised Cost - Current
Disclosure Of Credit Risk Exposure [Line Items]
Purchase of financial assets at amortized cost		£ 16,328